Document And Entity Information	0 Months Ended
Apr. 29, 2014
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 31, 2013
Registrant Name	Claymore Exchange-Traded Fund Trust
Central Index Key	0001364089
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	Apr. 29, 2014
Prospectus Date	Dec. 27, 2013